Borrowings (Details) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Financial Liabilities
Current Debt	$ 6,658	$ 7,617
Non-Current Debt
Long-term debt	12,969	9,156
5.85% Debentures due 2038 [Member]
Non-Current Debt
Long-term debt	700	700
Long-term debt effective rate	5.86%	5.86%
Carrying Amount [Member]
Non-Current Debt
Long-term debt	12,969	9,156
Less Current Portion	616	13
Long Term Debt	13,585	9,169
Carrying Amount [Member] | 5.15% Debentures due 2012 [Member]
Non-Current Debt
Long-term debt	599	599
Carrying Amount [Member] | 0.70% Notes due 2013 [Member]
Non-Current Debt
Long-term debt	500	0
Carrying Amount [Member] | 3.80% Debentures due 2013 [Member]
Non-Current Debt
Long-term debt	500	500
Carrying Amount [Member] | 3 month LIBOR+0% FRN due 2013 [Member]
Non-Current Debt
Long-term debt	500	0
Carrying Amount [Member] | 3 month LIBOR+0.09% FRN due 2014 [Member]
Non-Current Debt
Long-term debt	750	0
Carrying Amount [Member] | 1.20% notes due 2014 [Member]
Non-Current Debt
Long-term debt	999	0
Carrying Amount [Member] | 2.15% Notes due 2016 [Member]
Non-Current Debt
Long-term debt	898	0
Carrying Amount [Member] | 5.55% Debentures due 2017 [Member]
Non-Current Debt
Long-term debt	1,000	1,000
Carrying Amount [Member] | 5.15% Debentures due 2018 [Member]
Non-Current Debt
Long-term debt	898	898
Carrying Amount [Member] | 4.75% Notes due 2019 (1B Euro 1.2892)/(1B Euro 1.3268) [Member]
Non-Current Debt
Long-term debt	1,282	1,319
Carrying Amount [Member] | 3% Zero Coupon Convertible Subordinated Debentures due 2020 [Member]
Non-Current Debt
Long-term debt	199	194
Carrying Amount [Member] | 2.95% Debentures due 2020 [Member]
Non-Current Debt
Long-term debt	541	541
Carrying Amount [Member] | 3.55% Notes due 2021 [Member]
Non-Current Debt
Long-term debt	446	0
Carrying Amount [Member] | 6.73% Debentures due 2023 [Member]
Non-Current Debt
Long-term debt	250	250
Carrying Amount [Member] | 5.50% Notes due 2024 (500MM GBP 1.5403) [Member]
Non-Current Debt
Long-term debt	765	764
Carrying Amount [Member] | 6.95% Notes due 2029 [Member]
Non-Current Debt
Long-term debt	294	294
Carrying Amount [Member] | 4.95% Debentures due 2033 [Member]
Non-Current Debt
Long-term debt	500	500
Carrying Amount [Member] | 5.95% Notes due 2037 [Member]
Non-Current Debt
Long-term debt	995	995
Carrying Amount [Member] | 4.50% Debentures due 2040 [Member]
Non-Current Debt
Long-term debt	539	539
Carrying Amount [Member] | 4.85% Notes due 2041 [Member]
Non-Current Debt
Long-term debt	298	0
Carrying Amount [Member] | Other [Member]
Non-Current Debt
Long-term debt	$ 132	$ 76
Estimated Fair Value [Member]
Non-Current Debt
Long-term debt effective rate	4.08%	5.25%
Estimated Fair Value [Member] | 5.15% Debentures due 2012 [Member]
Non-Current Debt
Long-term debt effective rate	5.18%	5.18%
Estimated Fair Value [Member] | 0.70% Notes due 2013 [Member]
Non-Current Debt
Long-term debt effective rate	0.75%	0.00%
Estimated Fair Value [Member] | 3.80% Debentures due 2013 [Member]
Non-Current Debt
Long-term debt effective rate	3.82%	3.82%
Estimated Fair Value [Member] | 3 month LIBOR+0% FRN due 2013 [Member]
Non-Current Debt
Long-term debt effective rate	0.46%	0.00%
Estimated Fair Value [Member] | 3 month LIBOR+0.09% FRN due 2014 [Member]
Non-Current Debt
Long-term debt effective rate	0.55%	0.00%
Estimated Fair Value [Member] | 1.20% notes due 2014 [Member]
Non-Current Debt
Long-term debt effective rate	1.24%	0.00%
Estimated Fair Value [Member] | 2.15% Notes due 2016 [Member]
Non-Current Debt
Long-term debt effective rate	2.22%	0.00%
Estimated Fair Value [Member] | 5.55% Debentures due 2017 [Member]
Non-Current Debt
Long-term debt effective rate	5.55%	5.55%
Estimated Fair Value [Member] | 5.15% Debentures due 2018 [Member]
Non-Current Debt
Long-term debt effective rate	5.15%	5.15%
Estimated Fair Value [Member] | 4.75% Notes due 2019 (1B Euro 1.2892)/(1B Euro 1.3268) [Member]
Non-Current Debt
Long-term debt effective rate	5.35%	5.35%
Estimated Fair Value [Member] | 3% Zero Coupon Convertible Subordinated Debentures due 2020 [Member]
Non-Current Debt
Long-term debt effective rate	3.00%	3.00%
Estimated Fair Value [Member] | 2.95% Debentures due 2020 [Member]
Non-Current Debt
Long-term debt effective rate	3.15%	3.15%
Estimated Fair Value [Member] | 3.55% Notes due 2021 [Member]
Non-Current Debt
Long-term debt effective rate	3.67%	0.00%
Estimated Fair Value [Member] | 6.73% Debentures due 2023 [Member]
Non-Current Debt
Long-term debt effective rate	6.73%	6.73%
Estimated Fair Value [Member] | 5.50% Notes due 2024 (500MM GBP 1.5403) [Member]
Non-Current Debt
Long-term debt effective rate	5.71%	5.71%
Estimated Fair Value [Member] | 6.95% Notes due 2029 [Member]
Non-Current Debt
Long-term debt effective rate	7.14%	7.14%
Estimated Fair Value [Member] | 4.95% Debentures due 2033 [Member]
Non-Current Debt
Long-term debt effective rate	4.95%	4.95%
Estimated Fair Value [Member] | 5.95% Notes due 2037 [Member]
Non-Current Debt
Long-term debt effective rate	5.99%	5.99%
Estimated Fair Value [Member] | 4.50% Debentures due 2040 [Member]
Non-Current Debt
Long-term debt effective rate	4.63%	4.63%
Estimated Fair Value [Member] | 4.85% Notes due 2041 [Member]
Non-Current Debt
Long-term debt effective rate	4.89%	0.00%
Estimated Fair Value [Member] | Other [Member]
Non-Current Debt
Long-term debt effective rate	0.00%	0.00%